Prepayments - Summary of Prepayments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current prepayments and current accrued income including current contract assets [abstract]
Prepayments of inventory components	$ 753,973
Prepaid general and administrative expenses	1,105,824	$ 1,958,269
Total	$ 1,859,797	$ 1,958,269